SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of owned subsidiary
Name	Background	Ownership
Yubo International Biotech Limited (“Yubo New York”)	• A holding company• Incorporated in New York
Platinum International Biotech Co. LTD (“Platinum”)	• A Cayman Island company • Incorporated on April 7, 2020 • A holding company	100% owned by Yubo New York
Platinum International Biotech (Hong Kong) Limited. (“Platinum HK”)	• A Hong Kong company• Incorporated on May 4, 2020 • A holding company	100% owned by Platinum
Yubo International Biotech (Chengdu) Limited (“Yubo Chengdu”)	• A PRC company and deemed a wholly foreign owned enterprise• Incorporated on September 4, 2020• Subscribed capital of $1,500,000 • A holding company	100% owned by Platinum HK
Yubo International Biotech (Beijing) Limited (“Yubo Beijing”)	• A PRC limited liability company • Incorporated on June 14, 2016• Subscribed capital of $1,531,722 (RMB 10,000,000) • Stem cell storage and bank	VIE of Yubo Chengdu WFOE
Yubo Jingzhi Biotechnology (Chengdu) Co. Ltd. (“Yubo Jingzhi”)	• A PRC company incorporated on January 21, 2021	100% owned by Yubo Beijing
Yubo Global Biotechnology (Chengdu) Co. Ltd (“Yubo Global)	• A PRC company incorporated on December 20, 2020	100% owned by Platinum HK

Name	Background	Ownership
Yubo International Biotech Limited (“Yubo New York”)	• A holding company• Incorporated in New York
Platinum International Biotech Co. LTD (“Platinum”)	• A Cayman Island company • Incorporated on April 7, 2020 • A holding company	100% owned by Yubo New York
Platinum International Biotech (Hong Kong) Limited. (“Platinum HK”)	• A Hong Kong company • Incorporated on May 4, 2020 • A holding company	100% owned by Platinum
Yubo International Biotech (Chengdu) Limited (“Yubo Chengdu”)	• A PRC company and deemed a wholly foreign owned enterprise• Incorporated on September 4, 2020 • Subscribed capital of $1,500,000 • A holding company	100% owned by Platinum HK
Yubo International Biotech (Beijing) Limited (“Yubo Beijing”)	• A PRC limited liability company• Incorporated on June 14, 2016• Subscribed capital of $1,531,722 (RMB 10,000,000) • Stem cell storage and bank	VIE of Yubo Chengdu WFOE
Yubo Jingzhi Biotechnology (ChengDu) Co. Ltd. (“Yubo Jingzhi”)	• A PRC company incorporated on January 21, 2021	100% owned by Yubo Beijing
Yubo Global Biotechnology (Chengdu) Co. Ltd (“Yubo Global)	• A PRC company incorporated on December 20, 2020	100% owned by Platinum HK

Schedule of assets and liabilities of Yubo Beijing (VIE)
	March 31, 2022	December 31, 2021
Cash	$2,569	$8,812
Receivables (net)	154,703	158,807
Prepaid Expenses	170,722	207,521
Inventory	152,850	164,302
Due from related parties	318,764	397,590
Property and equipment (net)	56,349	63,055
Intangible assets (net)	36,762	38,876
Operating lease right of use assets	713,825	582,322
Lease security deposits	92,741	152,219
Investment in Yubo Jingzhi (A)	236,157	236,220
Receivables from other consolidated entities (A)	345,852	287,677
Total assets	2,281,294	2,297,401

Accounts payable and accrued expense	35,158	69,746
Advances from prospective customers/distributors	483,932	484,956
Due to related parties	843,013	532,121
Operating lease liabilities	713,825	582,322
Payables to other consolidated entities (A)	511,674	511,811
Total liabilities	2,587,602	2,180,956

Shareholders’ equity	$(306,308)	$116,445

	December 31, 2021	December 31, 2020
Cash	$8,812	$746,613
Receivables (net)	158,807	2,316
Prepaid Expenses	207,521	27,160
Inventory	164,302	67,144
Due from related parties	397,590	429,648
Property and equipment (net)	63,055	79,153
Intangible assets (net)	38,876	54,912
Operating lease right of use assets	582,322	315,207
Lease security deposits	152,219	86,811
Investment in Yubo Jingzhi (A)	236,220	-
Receivables from other consolidated entities (A)	287,677	-
Total assets	2,297,401	1,808,964

Accounts payable and accrued expense	69,746	101,175
Customer deposits	-	11,028
Advances from prospective customers/distributors	484,956	757,896
Due to related parties	532,121	91,951
Operating lease liabilities	582,322	315,207
Payables to other consolidated entities (A)	511,811	-
Total liabilities	2,180,956	1,277,257

Shareholders’ equity	$116,445	$531,707

Schedule for remaining term of lease of property and equipment
Leasehold improvements	Remaining term of lease
Air conditioning equipment	5 years
Office equipment	3 years

Leasehold improvements	Remaining term of lease
Air conditioning equipment	5 years
Office equipment	3 years

Schedule of amortization period of intangible assets
Distribution software	5 years
Patents	20 years

Distribution software	5 years
Patents	20 years